Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest and Dividend Income
Loans	$ 16,803	$ 16,018
Securities
Taxable	481	325
Tax-exempt	7	81
Federal funds sold	151	36
Dividends on Federal Home Loan Bank and other stock	209	175
Total interest and dividend income	17,651	16,635
Interest Expense
Deposits	1,219	765
Borrowings	545	1,019
Total interest expense	1,764	1,784
Net Interest Income	15,887	14,851
Provision for Loan Losses	100	301
Net Interest Income After Provision for Loan Losses	15,787	14,550
Noninterest Income
Customer service fees	2,502	2,594
Net gains on loan sales	98	97
Earnings on bank-owned life insurance	471	463
Other	381	527
Total noninterest income	3,452	3,681
Noninterest Expense
Salaries and employee benefits	7,210	7,021
Net occupancy and equipment expense	2,071	1,897
Provision for losses on foreclosed real estate	20	6
Professional fees	825	720
Insurance	346	225
Deposit insurance premiums	185	198
Franchise and other taxes	347	325
Marketing expense	426	324
Printing and office supplies	112	117
Other	2,107	2,238
Total noninterest expense	13,649	13,071
Income Before Federal Income Taxes	5,590	5,160
Provision for Federal Income Taxes	2,044	1,580
Net Income	$ 3,546	$ 3,580
Basic Earnings Per Share	$ 0.72	$ 0.72
Diluted Earnings Per Share	$ 0.71	$ 0.71